STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES, New Standards, Interpretations and Amendments adopted by the Group (Details)	12 Months Ended
Jun. 30, 2019
Cash and Cash Equivalents [Member]
Impact on classification and measurement of financial instruments [Abstract]
IAS 39 Classification	Loans and receivables
IFRS 9 Classification	Amortised cost
Cash and Cash Equivalents [Member] | Reported [Member]
Impact on classification and measurement of financial instruments [Abstract]
Impact on measurement	No change
Cash and Cash Equivalents [Member] | Restated [Member]
Impact on classification and measurement of financial instruments [Abstract]
Impact on measurement	No material impact
Trade and Other Receivables [Member]
Impact on classification and measurement of financial instruments [Abstract]
IAS 39 Classification	Loans and receivables
IFRS 9 Classification	Amortised cost
Trade and Other Receivables [Member] | Reported [Member]
Impact on classification and measurement of financial instruments [Abstract]
Impact on measurement	No change
Trade and Other Receivables [Member] | Restated [Member]
Impact on classification and measurement of financial instruments [Abstract]
Impact on measurement	No material impact
Trade and Other Payables [Member]
Impact on classification and measurement of financial instruments [Abstract]
IAS 39 Classification	Loans and payables
IFRS 9 Classification	Amortised cost
Trade and Other Payables [Member] | Reported [Member]
Impact on classification and measurement of financial instruments [Abstract]
Impact on measurement	No change
Trade and Other Payables [Member] | Restated [Member]
Impact on classification and measurement of financial instruments [Abstract]
Impact on measurement	No material impact